Distribution Date:	08/15/2006	Citigroup HELOC Trust 2006-NCB1

CONTACT INFORMATION

Depositor	Citigroup Mortgage Loan Trust Inc.
390 Greenwich Street
New York, NY 10013

Underwriters	Citigroup Global Markets Inc.
390 Greenwich Street
New York, NY 10013

NatCity Investments, Inc.
1965 E. 6th Street
Cleveland, OH 44114

Indenture Trustee	U.S. Bank National Association
1 Federal Street, 3rd Floor
Boston, MA 02110

Servicer	National City Bank
1900 East Ninth Street
Cleveland, Ohio 44114-3484

CONTENTS

Distribution Summary	2

Distribution Summary (Factors)	3

Interest Distribution	4

Principal Distribution	4

Reconciliation Detail	5

Collateral Summary	6

Delinquency Information	9

Credit Enhancement	12

Other Information	13

Deal Contact:	Jennifer McCourt	Citibank, N.A.
	jennifer.mccourt@citigroup.com	Agency and Trust
	Tel: (212) 816-5680	388 Greenwich Street, 14th Floor
	Fax: (212) 816-5527	New York, NY 10013

Reports Available at www.sf.citidirect.com	Page 1 of 13	(c) Copyright 2006 Citigroup

Distribution Date:	08/15/2006	Citigroup HELOC Trust 2006-NCB1

Distribution Summary

DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Pass- Through Rate	Accrual Day Count	Accrual Dates	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(7+8)	(10)	(11)	(12)=(3-8+10-11)
IA	237,826,000.00	218,813,316.33	5.538750%	29 / 360	07/17 - 08/14	976,294.87	9,580,390.93	10,556,685.80	0.00	0.00	209,232,925.40
IIA1	548,391,000.00	483,643,005.96	5.408750%	29 / 360	07/17 - 08/14	2,107,256.09	32,507,585.39	34,614,841.48	0.00	0.00	451,135,420.57
IIA2	106,392,000.00	106,392,000.00	5.488750%	29 / 360	07/17 - 08/14	470,411.49	0.00	470,411.49	0.00	0.00	106,392,000.00
IIA3	129,678,000.00	129,678,000.00	5.558750%	29 / 360	07/17 - 08/14	580,682.77	0.00	580,682.77	0.00	0.00	129,678,000.00
N	0.00	0.00	5.498750%	29 / 360	07/17 - 08/14	0.00	0.00	0.00	0.00	0.00	0.00
M	9,870,000.00	9,549,888.76	7.368750%	29 / 360	07/17 - 08/14	56,687.54	163,599.21	220,286.75	0.00	0.00	9,386,289.55
C	6,753,844.53	6,752,920.49	5.330000%	30 / 360	07/01 - 07/31	2,090,662.56	0.00	2,090,662.56	0.00	0.00	6,752,920.49
R	0.00	0.00	0.000000%	-		0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,038,910,844.53	954,829,131.54				6,281,995.32	42,251,575.53	48,533,570.85	0.00	0.00	912,577,556.01

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Distribution Date:	08/15/2006	Citigroup HELOC Trust 2006-NCB1

Distribution Summary (Factors)

PER $1,000 OF ORIGINAL BALANCE

Class	CUSIP	Record Date	Prior Principal Balance	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
			(3/2 x 1000)	(5/2 x 1000)	(6/2 x 1000)	(7/2 x 1000)	(8/2 x 1000)	(9/2 x 1000)	(10/2 x 1000)
IA	172978AA6	08/14/2006	920.056328	4.105080	40.283194	44.388275	0.000000	0.000000	879.773134
IIA1	172978AB4	08/14/2006	881.930969	3.842616	59.278116	63.120732	0.000000	0.000000	822.652853
IIA2	172978AC2	08/14/2006	1,000.000000	4.421493	0.000000	4.421493	0.000000	0.000000	1,000.000000
IIA3	17298AD0	08/14/2006	1,000.000000	4.477882	0.000000	4.477882	0.000000	0.000000	1,000.000000
N	172978AH1	07/31/2006	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000
M	172978AE8	08/14/2006	967.567250	5.743418	16.575401	22.318820	0.000000	0.000000	950.991849
C	172978AG3	07/31/2006	999.863183	309.551479	0.000000	309.551479	0.000000	0.000000	999.863183
R	172978 AJ7	07/31/2006	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000

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Distribution Date:	08/15/2006	Citigroup HELOC Trust 2006-NCB1

Interest Distribution Detail

DISTRIBUTION IN DOLLARS

Class	Prior Principal Balance	Pass- Through Rate	Next Pass- Through Rate	Interest Accrual Day Cnt Fraction	Optimal Accrued Interest	Prior Unpaid Interest	Interest on Prior Unpaid Interest	Non-Recov. Interest Shortfall	Interest Due	Deferred Interest	Interest Distributed	Current Unpaid Interest
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)=(6)+(7)+(8)-(9)	(11)	(12)	(13)=(10)-(11)-(12)
IA	218,813,316.33	5.53875%	0.00000%	29 / 360	976,294.87	0.00	0.00	0.00	976,294.87	0.00	976,294.87	0.00
IIA1	483,643,005.96	5.40875%	0.00000%	29 / 360	2,107,256.09	0.00	0.00	0.00	2,107,256.09	0.00	2,107,256.09	0.00
IIA2	106,392,000.00	5.48875%	0.00000%	29 / 360	470,411.49	0.00	0.00	0.00	470,411.49	0.00	470,411.49	0.00
IIA3	129,678,000.00	5.55875%	0.00000%	29 / 360	580,682.77	0.00	0.00	0.00	580,682.77	0.00	580,682.77	0.00
N	0.00	5.49875%	0.00000%	29 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
M	9,549,888.76	7.36875%	0.00000%	29 / 360	56,687.54	0.00	0.00	0.00	56,687.54	0.00	56,687.54	0.00
C	6,752,920.49	5.33000%	0.00000%	30 / 360	2,090,662.56	0.00	0.00	0.00	2,090,662.56	0.00	2,090,662.56	0.00
R	0.00	0.00000%	0.00000%	-	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	954,829,131.54				6,281,995.32	0.00	0.00	0.00	6,281,995.32	0.00	6,281,995.32	0.00

Principal Distribution Detail

DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Principal Distribution	Accreted Principal	Current Realized Losses	Current Principal Recoveries	Current Principal Balance	Cumulative Realized Losses
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)=(3)-(4)+(5)-(6)+(7)	(9)
IA	237,826,000.00	218,813,316.33	9,580,390.93	0.00	0.00	0.00	209,232,925.40	0.00
IIA1	548,391,000.00	483,643,005.96	32,507,585.39	0.00	0.00	0.00	451,135,420.57	0.00
IIA2	106,392,000.00	106,392,000.00	0.00	0.00	0.00	0.00	106,392,000.00	0.00
IIA3	129,678,000.00	129,678,000.00	0.00	0.00	0.00	0.00	129,678,000.00	0.00
N	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
M	9,870,000.00	9,549,888.76	163,599.21	0.00	0.00	0.00	9,386,289.55	0.00
C	6,753,844.53	6,752,920.49	0.00	0.00	0.00	0.00	6,752,920.49	0.00
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,038,910,844.53	954,829,131.54	42,251,575.53	0.00	0.00	0.00	912,577,556.01	0.00

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Distribution Date:	08/15/2006	Citigroup HELOC Trust 2006-NCB1

Reconciliation Detail

SOURCE OF FUNDS

Interest Funds Available
Interest Collected	6,774,029.22
Uncompensated PPIS	0.00
Relief Act Interest Shortfall	0.00
Interest Adjustments	0.00
Total Interest Funds Available:		6,774,029.22
Principal Funds Available
Scheduled Principal	0.00
Curtailments	0.00
Prepayments in Full	37,244,266.12
Liquidation Proceeds	0.00
Repurchased Principal	9,338,330.88
Substitution Principal	0.00
Other Principal	19,849,131.20
Advances	(24,180,152.67)
Total Principal Funds Available:		42,251,575.53
Other Funds Available
Cap Contract Amount	0.00
Prepayment Charges	0.00
Other Charges	0.00
Total Other Funds Available:		0.00
Total Funds Available		49,025,604.75

ALLOCATION OF FUNDS

Scheduled Fees
Insurance Premium	82,121.06
Master Servicing Fee	0.00
Servicing Fee	409,912.83
Trustee Fee	0.00
Total Scheduled Fees:		492,033.89
Additional Fees, Expenses, etc.
Extraordinary Trust Fund Expenses	0.00
Other Expenses	0.00
Total Additional Fees, Expenses, etc.:		0.00
Distribution to Certificateholders
Interest Distribution	6,281,995.33
Principal Distribution	42,251,575.53
Total Distribution to Certificateholders:		48,533,570.86
Total Funds Allocated		49,025,604.75

Reports Available at www.sf.citidirect.com	Page 5 of 13	(c) Copyright 2006 Citigroup

Distribution Date:	08/15/2006	Citigroup HELOC Trust 2006-NCB1

Collateral Summary - Group 1

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	241,678,057.22	223,653,301.83	215,190,013.32

Loan Count	6,054	5,622	5,408

Weighted Average Coupon Rate (WAC)	8.050626%	8.589349%	N/A

Net Weighted Average Coupon Rate (Net WAC)	7.597359%	8.074858%	N/A

AVAILABLE PRINCIPAL

Scheduled Principal	0.00
Curtailments	0.00
Prepayments in Full	8,364,459.22
Liquidation Proceeds	0.00
Repurchased Principal	2,537,322.38
Substitution Principal	0.00
Advances	(6,693,127.61)
Other Principal	4,254,634.52
TOTAL AVAILABLE PRINCIPAL	8,463,288.51

Current Realized Losses	0.00
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	0.00

AVAILABLE INTEREST

Interest Collected		1,600,863.47

Less:	Servicing Fee	95,889.61
	Insurance Premium	19,146.17
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		1,485,827.69

Reports Available at www.sf.citidirect.com	Page 6 of 13	(c) Copyright 2006 Citigroup

Distribution Date:	08/15/2006	Citigroup HELOC Trust 2006-NCB1

Collateral Summary - Group 2

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	797,232,787.31	731,175,829.71	697,387,542.69

Loan Count	11,987	11,239	10,825

Weighted Average Coupon Rate (WAC)	7.999767%	8.490159%	N/A

Net Weighted Average Coupon Rate (Net WAC)	7.548892%	7.974786%	N/A

AVAILABLE PRINCIPAL

Scheduled Principal	0.00
Curtailments	0.00
Prepayments in Full	28,879,806.90
Liquidation Proceeds	0.00
Repurchased Principal	6,801,008.50
Substitution Principal	0.00
Advances	(17,487,025.06)
Other Principal	15,594,496.68
TOTAL AVAILABLE PRINCIPAL	33,788,287.02

Current Realized Losses	0.00
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	0.00

AVAILABLE INTEREST

Interest Collected		5,173,165.75

Less:	Servicing Fee	314,023.22
	Insurance Premium	62,974.89
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		4,796,167.64

Reports Available at www.sf.citidirect.com	Page 7 of 13	(c) Copyright 2006 Citigroup

Distribution Date:	08/15/2006	Citigroup HELOC Trust 2006-NCB1

Collateral Summary - Total

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	1,038,910,844.53	954,829,131.54	912,577,556.01

Loan Count	18,041	16,861	16,233

Weighted Average Coupon Rate (WAC)	8.011598%	8.513392%	N/A

Net Weighted Average Coupon Rate (WAC)	7.560167%	8.061957%	N/A

AVAILABLE PRINCIPAL

Scheduled Principal	0.00
Curtailments	0.00
Prepayments in Full	37,244,266.12
Liquidation Proceeds	0.00
Repurchased Principal	9,338,330.88
Substitution Principal	0.00
Advances	(24,180,152.67)
Other Principal	19,849,131.20
TOTAL AVAILABLE PRINCIPAL	42,251,575.53

Current Realized Losses	0.00
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	0.00

AVAILABLE INTEREST

Interest Collected		6,774,029.22

Less:	Servicing Fee	409,912.83
	Insurance Premium	82,121.06
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		6,281,995.33

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Distribution Date:	08/15/2006	Citigroup HELOC Trust 2006-NCB1

Delinquency Information

GROUP 1

	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance	312,299.48	59,525.00	38,493.05	410,317.53
Percentage of Total Pool Balance	0.1451%	0.0277%	0.0179%	0.1907%
Number of Loans	5	1	1	7
Percentage of Total Loans	0.0925%	0.0185%	0.0185%	0.1294%
Bankruptcy
Scheduled Principal Balance	17,558.41	0.00	0.00	17,558.41
Percentage of Total Pool Balance	0.0082%	0.0000%	0.0000%	0.0082%
Number of Loans	1	0	0	1
Percentage of Total Loans	0.0185%	0.0000%	0.0000%	0.0185%
Foreclosure
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	329,857.89	59,525.00	38,493.05	427,875.94
Percentage of Total Pool Balance	0.1533%	0.0277%	0.0179%	0.1988%
Number of Loans	6	1	1	8
Percentage of Total Loans	0.1109%	0.0185%	0.0185%	0.1479%

Principal and Interest Advances	N/A

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Distribution Date:	08/15/2006	Citigroup HELOC Trust 2006-NCB1

Delinquency Information

GROUP 2

	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance	940,004.79	726,063.10	426,556.37	2,092,624.26
Percentage of Total Pool Balance	0.1348%	0.1041%	0.0612%	0.3001%
Number of Loans	9	7	3	19
Percentage of Total Loans	0.0831%	0.0647%	0.0277%	0.1755%
Bankruptcy
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Foreclosure
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	940,004.79	726,063.10	426,556.37	2,092,624.26
Percentage of Total Pool Balance	0.1348%	0.1041%	0.0612%	0.3001%
Number of Loans	9	7	3	19
Percentage of Total Loans	0.0831%	0.0647%	0.0277%	0.1755%

Principal and Interest Advances	N/A

Reports Available at www.sf.citidirect.com	Page 10 of 13	(c) Copyright 2006 Citigroup

Distribution Date:	08/15/2006	Citigroup HELOC Trust 2006-NCB1

Delinquency Information

GROUP TOTALS

	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance	1,252,304.27	785,588.10	465,049.42	2,502,941.79
Percentage of Total Pool Balance	0.1372%	0.0861%	0.0510%	0.2743%
Number of Loans	14	8	4	26
Percentage of Total Loans	0.0862%	0.0493%	0.0246%	0.1602%
Bankruptcy
Scheduled Principal Balance	17,558.41	0.00	0.00	17,558.41
Percentage of Total Pool Balance	0.0019%	0.0000%	0.0000%	0.0019%
Number of Loans	1	0	0	1
Percentage of Total Loans	0.0062%	0.0000%	0.0000%	0.0062%
Foreclosure
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	1,269,862.68	785,588.10	465,049.42	2,520,500.20
Percentage of Total Pool Balance	0.1392%	0.0861%	0.0510%	0.2762%
Number of Loans	15	8	4	27
Percentage of Total Loans	0.0924%	0.0493%	0.0246%	0.1663%

Principal and Interest Advances	N/A

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Distribution Date:	08/15/2006	Citigroup HELOC Trust 2006-NCB1

Credit Enhancement

GROUP TOTALS

Required Overcollateralization Amount		6,752,920.49	0.7400%
Prior Overcollateralization Amount		6,752,920.49
Overcollateralization Decrease due to Realized Losses		0.00
Overcollateralization Deficiency Amount	0.00
Excess Spread Available for Overcollateralization Increase	0.00
Overcollateralization Increase Amount		0.00
Excess Overcollateralization Amount	0.00
Principal Available for Overcollateralization Reduction	42,251,575.53
Overcollateralization Reduction Amount		0.00
Current Overcollateralization		6,752,920.49	0.7400%

Senior Enhancement Percentage			1.7685%

Are Stepdown Principal Distributions allowed this month?			No
(Has the Stepdown Date occured and are there no Trigger Events in effect?)
Has the Stepdown Date Occured?		No
(Has the Distribution Date in Dec 2008 passed or have the Class A Notes and Class N Certificates paid down to 0 and is the Senior Credit Enhancement Percentage > 2.25% ?)
Current Senior Credit Enhancement Percentage	1.7685%
Senior Notes Target Percentage	2.2500%
Is A Trigger Event in effect?		No
(Is a Delinquency Trigger Event, a Cumulative Loss Trigger Event or Rapid Amortization Event in effect?)
Is A Delinquency Trigger Event in effect?		No
(Does the Delinquency Percentage equal or exceed the target percentage?)
Rolling Three Month Delinquency Rate	0.0805%
Target Percentage	3.0000%
Is A Cumulative Realized Loss Trigger Event in effect?		No
(Does the Cumulative Loss Percentage equal or exceed the target percentage?)
Cumulative Loss Percentage	0.0000%
Target Percentage	0.5000%
Is A Rapid Amortization Event in effect?		No

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Distribution Date:	08/15/2006	Citigroup HELOC Trust 2006-NCB1

Other Information

Aggregate Principal Balance of Helocs converted to a fixed loan rate and repurchased during the related Collection Period	9,338,330.88
Cumulative Aggregate Principal Balance of Helocs converted to a fixed loan rate and repurchased since Cutoff	26,599,982.49

Additional Balances during the related Collection Period	24,180,152.67
Cumulative Additional Balances since Cutoff	81,933,022.75

Additional Balance Advance Amount Paid by Servicer during the related Collection Period	0.00
Cumulative Additional Balance Advance Amount Paid by Servicer since Cutoff	0.00

Current Libor	5.368750%
Next Libor	5.330000%

Reports Available at www.sf.citidirect.com	Page 13 of 13	(c) Copyright 2006 Citigroup